UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3651
                                                      --------

                           Touchstone Strategic Trust
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Registrant's telephone number, including area code: 513/362-8000

Date of fiscal year end:      03/31

Date of reporting period:  12/31/04

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Strategic Trust
Emerging Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================

                                                                       Market
Common Stocks -- 93.8%                                   Shares        Value
--------------------------------------------------------------------------------
Oil & Gas -- 7.5%
Amerada Hess Corp .............................         135,100   $  11,129,538
BJ Services Co ................................         165,800       7,716,332
Chesapeake Energy Corp ........................         712,500      11,756,249
Cooper Cameron Corp.* .........................         185,900      10,003,279
ENSCO International Inc .......................         154,700       4,910,178
Pioneer Natural Resources Co ..................         270,300       9,487,530
Smith International, Inc.* ....................         159,700       8,689,277
Transocean Inc.* ..............................         219,800       9,317,322
                                                                  -------------
                                                                     73,009,705
                                                                  -------------
Health Care Equipment -- 6.5%
Cytyc Corp.* ..................................         417,700      11,515,989
Dade Behring Holdings, Inc.* ..................         172,000       9,632,000
PerkinElmer Inc. ..............................         965,910      21,723,315
Thermo Electron* ..............................         664,400      20,058,236
                                                                  -------------
                                                                     62,929,540
                                                                  -------------
Health Care Providers -- 6.3%
Community Health Systems, Inc.* ...............         399,300      11,132,484
Health Management Associates, Inc. - Class A ..         229,500       5,214,240
Health Net Inc.* ..............................         502,050      14,494,184
Manor Care ....................................         325,600      11,536,008
PacifiCare Health Systems, Inc.* ..............         319,300      18,046,835
                                                                  -------------
                                                                     60,423,751
                                                                  -------------
Medical Supplies -- 5.4%
Advanced Medical Optics, Inc.*+ ...............         184,300       7,582,102
Beckman Coulter Inc ...........................         130,600       8,748,894
Edwards Lifesciences Corp.* ...................         264,400      10,909,144
Hillenbrand Industries, Inc ...................         218,700      12,146,598
Teradyne Inc.* ................................         732,800      12,508,895
                                                                  -------------
                                                                     51,895,633
                                                                  -------------
Computers & Information -- 5.2%
Check Point Software Technologies Ltd.* .......         196,800       4,847,184
Diebold, Inc ..................................         184,300      10,271,039
McAfee, Inc.* .................................         215,000       6,219,950
SunGard Data Systems, Inc.* ...................         521,500      14,774,095
The Reynolds & Reynolds Company - Class A .....         252,100       6,683,171
Unisys Corp.* .................................         715,300       7,281,754
                                                                  -------------
                                                                     50,077,193
                                                                  -------------
Banking -- 4.8%
Banknorth Group Inc ...........................         254,250       9,305,550
Investors Financial Services Corp .............         208,800      10,435,824
North Fork Bancorporation .....................         407,750      11,763,588
Zions Bancorporation ..........................         219,900      14,959,797
                                                                  -------------
                                                                     46,464,759
                                                                  -------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 93.8% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Electronics -- 4.4%
AMETEK, Inc. ..................................         368,600   $  13,147,962
Arrow Electronics Inc.* .......................         348,800       8,475,840
Celestica, Inc.* ..............................         534,015       7,534,952
Vishay Intertechnology Inc.*+ .................         868,600      13,046,372
                                                                  -------------
                                                                     42,205,126
                                                                  -------------
Apparel Retailers -- 3.9%
Ann Taylor* ...................................         347,300       7,477,369
Jones Apparel Group, Inc. .....................         280,680      10,264,468
May Department Stores .........................         335,450       9,862,230
The Talbots Inc. ..............................         354,900       9,663,927
                                                                  -------------
                                                                     37,267,994
                                                                  -------------
Media - Broadcasting & Publishing -- 3.7%
Andrew Corp.* .................................         681,200       9,284,756
E.W. Scripps Co ...............................         178,100       8,598,668
Entercom Communications Corp.* ................          94,450       3,389,811
Univision Communications, Inc. - Class A* .....         106,600       3,120,182
Westwood One, Inc.* ...........................         409,700      11,033,221
                                                                  -------------
                                                                     35,426,638
                                                                  -------------
Industrial -- 3.7%
IDEX Corp .....................................         233,400       9,452,700
Roper Industries, Inc .........................         239,600      14,560,492
Varian Inc.* ..................................         275,400      11,294,154
                                                                  -------------
                                                                     35,307,346
                                                                  -------------
Technology -- 3.6%
Cypress Semiconductor Corp.*+ .................         800,900       9,394,557
Lam Research Corp.* ...........................         411,600      11,899,356
Novellus Systems, Inc.* .......................         475,200      13,253,328
                                                                  -------------
                                                                     34,547,241
                                                                  -------------
Semiconductors -- 3.0%
Freescale Semiconductor, Inc. - Class B* ......         305,300       5,605,308
National Semiconductor Corp. ..................         808,670      14,515,627
Semtech Corp.*+ ...............................         411,600       9,001,692
                                                                  -------------
                                                                     29,122,627
                                                                  -------------
Heavy Machinery -- 2.9%
Dover Corp. ...................................         147,100       6,169,374
Pall Corp .....................................         154,450       4,471,328
W.W. Grainger, Inc ............................         149,900       9,986,338
York International Corp .......................         223,500       7,719,690
                                                                  -------------
                                                                     28,346,730
                                                                  -------------
Insurance -- 2.8%
Arthur J. Gallagher & Co. .....................         184,900       6,009,250
Assurant, Inc .................................         440,500      13,457,275
Old Republic International Corp. ..............         312,100       7,896,130
                                                                  -------------
                                                                     27,362,655
                                                                  -------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 93.8% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Computer Software & Processing -- 2.7%
Alliance Data Systems Corp.* ..................         227,300   $  10,792,204
CheckFree Corp.* ..............................         147,400       5,612,992
Satyam Computer Services Ltd. - ADR+ ..........         380,800       9,188,704
                                                                  -------------
                                                                     25,593,900
                                                                  -------------
Retailers -- 2.6%
The TJX Companies, Inc ........................         266,700       6,702,171
Tiffany & Co ..................................         363,100      11,608,307
Williams-Sonoma Inc.* .........................         193,700       6,787,248
                                                                  -------------
                                                                     25,097,726
                                                                  -------------
Pharmaceuticals -- 2.5%
Barr Pharmaceuticals, Inc.* ...................          61,600       2,805,264
Elan Corp. plc*+ ..............................         473,000      12,889,250
Par Pharmaceutical Cos., Inc.* ................          74,900       3,099,362
The Medicines Company* ........................         184,300       5,307,840
                                                                  -------------
                                                                     24,101,716
                                                                  -------------
Coal -- 2.2%
Arch Coal Inc .................................         325,300      11,561,162
CONSOL Energy, Inc ............................         233,400       9,581,070
                                                                  -------------
                                                                     21,142,232
                                                                  -------------
Financial Services -- 2.1%
CapitalSource Inc.*+ ..........................         552,800      14,190,376
Piper Jaffray Companies, Inc.* ................         122,800       5,888,260
                                                                  -------------
                                                                     20,078,636
                                                                  -------------
Biotechnology -- 2.0%
Celgene Corp.* ................................         405,400      10,755,262
Charles River Laboratories International, Inc.*         193,600       8,907,536
                                                                  -------------
                                                                     19,662,798
                                                                  -------------
Employment Services -- 1.6%
Monster Worldwide Inc.* .......................         460,700      15,497,948
                                                                  -------------
Agricultural Services -- 1.6%
Monsanto Co ...................................         276,400      15,354,020
                                                                  -------------
Telecommunications -- 1.5%
Comverse Technology, Inc.* ....................         233,400       5,706,630
Scientific-Atlanta, Inc .......................         251,800       8,311,918
                                                                  -------------
                                                                     14,018,548
                                                                  -------------
Waste Disposal -- 1.2%
Republic Services Inc .........................         356,300      11,950,302
                                                                  -------------
Health Care Distributors -- 1.2%
Andrx Corp.* ..................................         104,400       2,279,052
Omnicare, Inc .................................         276,400       9,568,968
                                                                  -------------
                                                                     11,848,020
                                                                  -------------
Restaurants -- 1.2%
Darden Restaurants, Inc .......................         420,100      11,653,574
                                                                  -------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 93.8% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Advertising -- 1.2%
The Interpublic Group of Companies, Inc.* .....         849,770   $  11,386,918
                                                                  -------------
Aerospace & Defense -- 1.0%
Alliant Techsystems Inc.* .....................         150,100       9,813,538
                                                                  -------------
Commercial Services -- 1.0%
Anixter International Inc.* ...................         138,050       4,968,420
Career Education Corp.* .......................         110,600       4,424,000
                                                                  -------------
                                                                      9,392,420
                                                                  -------------
Deep Sea Passenger Transportation -- 1.0%
Royal Caribbean Cruises Ltd.+ .................         172,000       9,363,680
                                                                  -------------
Airlines -- 0.9%
Southwest Airlines Co .........................         523,500       8,522,580
                                                                  -------------
Transport Services -- 0.8%
Sirva, Inc.* ..................................         423,800       8,145,436
                                                                  -------------
Engineering Services -- 0.8%
EMCOR Group, Inc.* ............................         165,165       7,462,155
                                                                  -------------
Household Products -- 0.7%
Leggett & Platt, Inc ..........................         242,600       6,897,118
                                                                  -------------
Media -- 0.3%
Cox Radio, Inc. - Class A* ....................         190,000       3,131,200
                                                                  -------------

Total Common Stocks ...........................                   $ 904,501,403
                                                                  -------------
--------------------------------------------------------------------------------
                                                                       Market
Investment Funds -- 5.5%                                 Shares        Value
--------------------------------------------------------------------------------
BBH Securities Lending Fund** .................      53,482,764   $  53,482,764
                                                                  -------------
Total Investment Securities -- 99.3%
(Amortized Cost $835,910,576) .................                   $ 957,984,167

Other Assets In Excess Of Liabilities -- 0.7% .                       7,216,208
                                                                  -------------

Net Assets -- 100.0% ..........................                   $ 965,200,375
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Growth Opportunities Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 100.6%                                  Shares        Value
--------------------------------------------------------------------------------
Health -- 31.2%
Affymetrix, Inc.*+ ............................         130,700   $   4,777,085
Alcon Inc .....................................          41,000       3,304,600
Amgen, Inc.* ..................................          68,700       4,407,105
Biogen Idec Inc.* .............................          58,500       3,896,685
Cephalon Inc.*+ ...............................          60,000       3,052,800
Fisher Scientific International Inc.* .........          55,000       3,430,900
Genentech, Inc.* ..............................          77,500       4,219,100
Genzyme Corp.* ................................          60,000       3,484,200
Invitrogen Corp.* .............................          57,400       3,853,262
Teva Pharmaceutical Industries Ltd. - ADR .....          80,000       2,388,800
                                                                  -------------
                                                                     36,814,537
                                                                  -------------
Technology -- 30.9%
Adobe Systems, Inc ............................          60,000       3,764,400
Agilent Technologies, Inc.* ...................         126,000       3,036,600
Analog Devices, Inc ...........................          90,000       3,322,800
EMC Corp.* ....................................         350,000       5,204,500
Intel Corp ....................................         145,000       3,391,550
Novellus Systems, Inc.* .......................          80,000       2,231,200
Oracle Corp.* .................................         345,000       4,733,400
Sun Microsystems, Inc.* .......................         650,000       3,497,000
Symantec Corp.* ...............................         133,000       3,426,080
Texas Instruments, Inc ........................         153,000       3,766,860
                                                                  -------------
                                                                     36,374,390
                                                                  -------------
Financial Services -- 8.8%
Goldman Sachs Group, Inc. .....................          34,000       3,537,360
Merrill Lynch & Co., Inc ......................          72,500       4,333,325
Morgan Stanley ................................          45,000       2,498,400
                                                                  -------------
                                                                     10,369,085
                                                                  -------------
Media/Entertainment -- 7.3%
Marriott International, Inc. - Class A ........          10,000         629,800
MGM MIRAGE* ...................................          65,000       4,728,100
Time Warner, Inc.* ............................         165,000       3,207,600
                                                                  -------------
                                                                      8,565,500
                                                                  -------------
Transportation -- 6.7%
Norfolk Southern Corp. ........................          95,000       3,438,050
Ryder Systems, Inc ............................          58,000       2,770,660
Southwest Airlines Co .........................         105,000       1,709,400
                                                                  -------------
                                                                      7,918,110
                                                                  -------------
Oil & Gas -- 5.2%
Halliburton Company ...........................          70,000       2,746,800
Schlumberger Limited ..........................          50,000       3,347,500
                                                                  -------------
                                                                      6,094,300
                                                                  -------------
Retail -- 3.8%
Home Depot, Inc ...............................          67,450       2,882,813
TJX Companies, Inc ............................          65,000       1,633,450
                                                                  -------------
                                                                      4,516,263
                                                                  -------------

Touchstone Strategic Trust
Growth Opportunities Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 100.6% (Continued)                      Shares        Value
--------------------------------------------------------------------------------
Telecommunications -- 2.5%
Cisco Systems, Inc.* ..........................         150,000   $   2,895,000
                                                                  -------------
Business Services -- 2.4%
Monster Worldwide, Inc.* ......................          82,800       2,785,392
                                                                  -------------
Industrial -- 1.8%
Danaher Corp ..................................          37,000       2,124,170
                                                                  -------------

Total Common Stocks ...........................                   $ 118,456,747
                                                                  -------------
Investment Funds -- 5.3%
BBH Securities Lending Fund** .................       6,303,400   $   6,303,400
                                                                  -------------
Total Investment Securities -- 105.9%
(Amortized Cost $112,567,137) .................                   $ 124,760,147

Liabilities In Excess Of Other Assets -- (5.9%)                      (6,914,553)
                                                                  -------------

Net Assets -- 100.0% ..........................                   $ 117,845,594
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Large Cap Core Equity Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 98.3%                                   Shares        Value
--------------------------------------------------------------------------------
Information Technology -- 18.5%
Cisco Systems, Inc.* ..........................          16,500   $     318,450
Computer Sciences Corp.* ......................          10,200         574,974
Hewlett-Packard Co ............................          18,300         383,751
Intel Corp. ...................................          13,800         322,782
International Business Machines Corp. (IBM) ...           4,300         423,894
Microsoft Corp ................................          16,400         438,044
                                                                  -------------
                                                                      2,461,895
                                                                  -------------
Industrial -- 16.9%
3M Co. ........................................           5,000         410,350
Caterpiller, Inc ..............................           5,400         526,554
General Electric Co. ..........................          12,400         452,600
Honeywell International, Inc ..................          11,800         417,838
United Technologies Corp. .....................           4,400         454,740
                                                                  -------------
                                                                      2,262,082
                                                                  -------------
Consumer Staples -- 15.7%
Altria Group, Inc .............................           7,400         452,140
Coca-Cola Co ..................................           7,800         324,714
Kimberly-Clark Corp. ..........................           6,700         440,927
Procter & Gamble Co ...........................           8,000         440,640
Wal-Mart Stores, Inc. .........................           8,400         443,688
                                                                  -------------
                                                                      2,102,109
                                                                  -------------
Health -- 11.1%
Cardinal Health, Inc ..........................           5,800         337,270
Johnson & Johnson .............................           7,600         481,992
WellPoint, Inc.* ..............................           5,800         667,000
                                                                  -------------
                                                                      1,486,262
                                                                  -------------
Consumer Discretionary -- 10.5%
Best Buy Co., Inc .............................           8,200         487,244
Home Depot, Inc ...............................          10,800         461,592
The Walt Disney Co ............................          16,300         453,140
                                                                  -------------
                                                                      1,401,976
                                                                  -------------
Financial Services -- 10.0%
American Express Co ...........................           7,500         422,775
Bank of America Corp ..........................          10,200         479,298
Citigroup, Inc ................................           9,016         434,391
                                                                  -------------
                                                                      1,336,464
                                                                  -------------
Energy -- 3.8%
Exxon Mobil Corp ..............................           9,800         502,348
                                                                  -------------
Insurance -- 3.4%
American International Group ..................           7,000         459,690
                                                                  -------------
Materials -- 3.1%
Du Pont (E.I.) DE Nemours .....................           8,500         416,925
                                                                  -------------

Touchstone Strategic Trust
Large Cap Core Equity Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 98.3% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Telecommunication Service -- 3.0%
SBC Communications, Inc .......................          15,400   $     396,858
                                                                  -------------
Financial -- 2.3%
JP Morgan Chase & Co ..........................           7,900         308,179
                                                                  -------------
Total Common Stocks -- 98.3%
(Cost $10,920,481) ............................                   $  13,134,788

Other Assets In Excess Of Liabilities -- 1.7% .                         222,345
                                                                  -------------

Net Assets -- 100.0% ..........................                   $  13,357,133
                                                                  =============

*  Non-income producing security.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Large Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 98.5%                                   Shares        Value
--------------------------------------------------------------------------------
Telecommunications -- 20.0%
America Movil S.A. - ADR ......................         266,265   $  13,938,974
Corning, Inc.* ................................         483,295       5,688,382
Mobile Telesystems - ADR+ .....................          63,830       8,841,093
Motorola, Inc .................................         443,170       7,622,524
Nextel Communications - Class A* ..............         187,845       5,635,350
QUALCOMM, Inc. ................................         233,440       9,897,856
Research In Motion Ltd.* ......................          85,715       7,064,630
                                                                  -------------
                                                                     58,688,809
                                                                  -------------
Health -- 10.7%
Alcon, Inc. ...................................          62,005       4,997,603
Becton, Dickinson & Co ........................         189,670      10,773,256
UnitedHealth Group, Inc.* .....................         111,250       9,793,338
Zimmer Holdings, Inc.* ........................          69,300       5,552,316
                                                                  -------------
                                                                     31,116,513
                                                                  -------------
Oil & Gas -- 10.0%
Burlington Resources, Inc .....................         114,895       4,997,933
ConocoPhillips ................................          89,365       7,759,563
EnCana Corp. ..................................         173,255       9,885,930
Occidental Petroleum Corp .....................         113,070       6,598,765
                                                                  -------------
                                                                     29,242,191
                                                                  -------------
Internet -- 9.5%
Cisco Systems, Inc.* ..........................         350,160       6,758,088
eBay, Inc.* ...................................          94,835      11,027,413
Yahoo!, Inc.* .................................         264,445       9,964,288
                                                                  -------------
                                                                     27,749,789
                                                                  -------------
Computers & Information -- 7.9%
Apple Computer, Inc.* .........................         173,255      11,157,622
Dell, Inc.* ...................................         280,270      11,810,578
                                                                  -------------
                                                                     22,968,200
                                                                  -------------
Computer Software & Services -- 6.8%
Infosys Technologies Ltd. - ADR+ ..............         142,250       9,859,348
Symantec Corp.* ...............................         386,635       9,959,717
                                                                  -------------
                                                                     19,819,065
                                                                  -------------
Restaurants -- 6.5%
McDonald's Corp ...............................         258,710       8,294,243
Starbucks Corp.* ..............................         169,610      10,576,879
                                                                  -------------
                                                                     18,871,122
                                                                  -------------
Household Products -- 4.6%
The Clorox Co .................................          94,835       5,588,627
The Gillette Co ...............................         176,905       7,921,805
                                                                  -------------
                                                                     13,510,432
                                                                  -------------
Railroad Transportation -- 4.0%
Burlington Northern Santa Fe Corp .............         244,380      11,561,618
                                                                  -------------

Touchstone Strategic Trust
Large Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 98.5% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Financial Services -- 3.6%
Moody's Corp. .................................         120,365   $  10,453,700
                                                                  -------------
Insurance -- 3.4%
Aetna, Inc. ...................................          80,245      10,010,564
                                                                  -------------
Food -- 3.3%
Hershey Foods Corp. ...........................         175,080       9,723,943
                                                                  -------------
Media -- 3.1%
The McGraw-Hill Companies, Inc. ...............          98,480       9,014,859
                                                                  -------------
Building Products -- 2.5%
Masco Corp ....................................         198,790       7,261,799
                                                                  -------------
Retailers -- 2.4%
J.C. Penney Company, Inc ......................         169,610       7,021,854
                                                                  -------------
Semiconductors -- 0.2%
Freescale Semiconductor, Inc. - Class B* ......          33,441         613,977
                                                                  -------------

Total Common Stocks ...........................                   $ 287,628,435
                                                                  -------------
Investment Funds -- 6.1%
BBH Securities Lending Fund** .................      17,951,404   $  17,951,404
                                                                  -------------
Total Investment Securities -- 104.6%
(Cost $271,120,605) ...........................                   $ 305,579,839

Liabilities In Excess Of Other Assets -- (4.6%)                     (13,435,286)
                                                                  -------------

Net Assets -- 100.0% ..........................                   $ 292,144,553
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Micro Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 95.8%                                   Shares        Value
--------------------------------------------------------------------------------
Electronic Technology -- 32.2%
ADE Corp.*+ ...................................          19,100   $     357,552
AMX Corp.* ....................................          14,000         230,580
Argon State, Inc.* ............................          12,900         457,305
CAM Commerce Solutions, Inc.* .................          21,700         368,054
Cash Systems, Inc.* ...........................          19,200         175,488
Catapult Communications Corp.* ................          20,000         483,200
Color Kinetics, Inc.*+ ........................          35,000         615,300
Corillian Corp.* ..............................          60,000         295,200
CryptoLogic, Inc ..............................          26,000         648,700
Digi International, Inc.* .....................          31,200         536,328
Essex Corp.* ..................................          30,000         607,500
FARO Technologies, Inc.*+ .....................          16,000         498,880
Jupitermedia Corp.* ...........................          20,000         475,600
Manchester Technologies, Inc.* ................          52,800         527,472
Moldflow Corp.* ...............................          28,200         448,380
NovAtel, Inc.* ................................          20,000         887,800
NVE Corp.*+ ...................................           3,100          86,335
Online Resources Corp.* .......................          50,000         381,000
RAE Systems, Inc.*+ ...........................          50,000         365,000
Sirenza Microdevices, Inc.* ...................         107,800         707,168
Smith Micro Software, Inc.*+ ..................          55,000         492,250
Stratasys, Inc.*+ .............................          14,900         500,044
Tyler Technologies, Inc.* .....................          24,500         204,820
United Industrial Corp ........................          13,300         515,242
Video Display Corp.+ ..........................          10,000         127,500
Virage Logic Corp.* ...........................          29,600         549,672
VSE Corp ......................................          12,500         314,625
X-Rite, Inc ...................................          27,800         445,078
                                                                  -------------
                                                                     12,302,073
                                                                  -------------
Health Care -- 16.6%
American Science & Engineering, Inc.* .........          13,000         535,730
Clinical Data, Inc ............................          13,275         175,761
Dialysis Corporation of America*+ .............          49,700       1,214,171
Exactech, Inc.* ...............................          15,000         274,350
IRIS International, Inc.* .....................          50,000         483,500
LifeCell Corp.* ...............................           7,000          71,540
Lifecore Biomedical, Inc.* ....................          50,900         573,134
Medicore, Inc.* ...............................          85,000         786,250
Merge Technologies, Inc.*+ ....................          24,000         534,000
Mesa Laboratories, Inc ........................          24,300         304,479
Misonix, Inc.* ................................          50,000         325,500
Palomar Medical Technologies, Inc.* ...........          19,300         503,151
Somanetics Corp.* .............................          37,900         584,039
                                                                  -------------
                                                                      6,365,605
                                                                  -------------

Touchstone Strategic Trust
Micro Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 95.8% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Finance -- 6.5%
American Physicians Capital, Inc.* ............          20,000   $     720,400
AMREP Corp. ...................................          12,000         276,000
Capital Properties, Inc.+ .....................           7,200         130,320
Five Star Quality Care, Inc.* .................          75,000         635,250
Independence Holding Co .......................          10,500         193,725
Texas Pacific Land Trust ......................           4,000         540,200
                                                                  -------------
                                                                      2,495,895
                                                                  -------------
Basic Materials -- 6.4%
American Vanguard Corp.+ ......................           8,000         294,240
Mod-Pac Corp.* ................................          37,400         477,224
Novamerican Steel, Inc.* ......................          10,000         561,500
The Andersons, Inc ............................          15,000         382,500
Universal Stainless & Alloy Products, Inc.* ...          29,000         430,708
Webco Industries, Inc.* .......................          27,700         298,329
                                                                  -------------
                                                                      2,444,501
                                                                  -------------
Producer Manufacturing -- 5.9%
Cohesant Technologies, Inc ....................          50,000         530,000
Juno Lighting, Inc. ...........................          13,600         571,200
Sun Hydraulics Corp. ..........................          14,500         231,565
Titan International, Inc.+ ....................          34,900         526,990
Wolverine Tube, Inc.* .........................          30,000         387,300
                                                                  -------------
                                                                      2,247,055
                                                                  -------------
Consumer Non-Durables -- 5.8%
Deckers Outdoor Corp.*+ .......................          11,000         516,890
Hansen Natural Corp.* .........................          11,100         404,151
Parlux Fragrances, Inc.*+ .....................          30,000         674,400
Rocky Mountain Chocolate Factory, Inc .........          16,200         237,330
True Religion Apparel, Inc.*+ .................          50,000         405,000
                                                                  -------------
                                                                      2,237,771
                                                                  -------------
Consumer Durables -- 5.5%
Acme United Corp ..............................          24,100         378,370
International DisplayWorks, Inc.* .............          19,200         175,680
PacificNet, Inc.* .............................          60,000         609,600
R&B, Inc.* ....................................          15,100         377,349
The Dixie Group, Inc.* ........................          32,500         547,950
                                                                  -------------
                                                                      2,088,949
                                                                  -------------
Consumer Services -- 5.2%
Aptimus, Inc.*+ ...............................          17,500         480,375
Gaming Partners International Corp.*+ .........          24,300         501,795
Monarch Casino & Resort, Inc.* ................          15,700         636,635
Rubio's Restaurants, Inc.* ....................          30,000         363,900
                                                                  -------------
                                                                      1,982,705
                                                                  -------------
Commercial/Industrial Services -- 4.7%
Cantel Medical Corp.* .........................          20,000         748,400
Perficient, Inc.*+ ............................         100,000         656,000
Rush Enterprises, Inc.* .......................          24,600         399,258
                                                                  -------------
                                                                      1,803,658
                                                                  -------------

Touchstone Strategic Trust
Micro Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 95.8% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Transportation -- 4.5%
Celadon Group, Inc.* ..........................          16,900   $     376,025
Frozen Food Express Industries, Inc.* .........          60,000         774,000
U.S. Xpress Enterprises, Inc.* ................          20,000         586,000
                                                                  -------------
                                                                      1,736,025
                                                                  -------------
Miscellaneous -- 1.7%
Competitive Technologies, Inc.*+ ..............          60,000         665,400
                                                                  -------------
Retail Trade -- 0.8%
eCOST.com, Inc.*+ .............................          20,000   $     319,400
                                                                  -------------

Total Common Stocks ...........................                   $  36,689,037
                                                                  -------------
Investment Funds -- 20.8%
BBH Securities Lending Fund** .................       7,970,921   $   7,970,921
                                                                  -------------
Total Investment Securities -- 116.6%
(Cost $37,699,929) ............................                   $  44,659,958

Liabilities In Excess Of Other Assets -- (16.6%)                     (6,367,756)
                                                                  -------------

Net Assets -- 100.0% ..........................                   $  38,292,202
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Small Cap Growth Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 97.0%                                   Shares        Value
--------------------------------------------------------------------------------
Healthcare -- 26.1%
Advanced Neuromodulation Systems, Inc.*+ ......          71,700   $   2,829,282
Allscripts Healthcare Solutions, Inc.*+ .......         147,000       1,568,490
Amedisys, Inc.* ...............................          16,000         518,240
American Science and Engineering, Inc.* .......          10,300         424,463
Axonyx Inc.*+ .................................         167,650       1,039,430
Beverly Enterprises, Inc.* ....................         330,750       3,026,362
Clinical Data, Inc ............................           2,000          26,480
Connetics Corp.*+ .............................         138,200       3,356,877
Dialysis Corporation of America*+ .............          40,000         977,200
DJ Orthopedics Inc.* ..........................          61,500       1,317,330
Exactech, Inc.* ...............................          27,000         493,830
First Horizon Pharmaceutical Corp.* ...........           9,200         210,588
Gen-Probe Inc.* ...............................          35,250       1,593,653
Genitope Corp.*+ ..............................          51,800         882,672
Horizon Health Corp.* .........................          16,000         446,080
Inspire Pharmaceuticals, Inc.* ................          86,150       1,444,736
IRIS International, Inc.* .....................          30,000         290,100
LifeCell Corp.* ...............................           8,400          85,848
Lifecore Biomedical, Inc.* ....................          29,600         333,296
Martek Biosciences Corp.* .....................          42,650       2,183,680
Medicore, Inc.* ...............................          30,200         279,350
Merge Technologies, Inc.*+ ....................          30,000         667,500
Mesa Laboratories, Inc ........................          15,300         191,709
Misonix, Inc.* ................................          28,800         187,488
NitroMed, Inc.*+ ..............................          50,100       1,335,165
Palomar Medical Technologies, Inc.* ...........          27,800         724,746
Somanetics Corp.* .............................          40,000         616,400
Telik, Inc.* ..................................         151,435       2,898,466
Ventiv Health, Inc.* ..........................          30,000         609,600
                                                                  -------------
                                                                     30,559,061
                                                                  -------------
Electronic Technology -- 18.5%
Actel Corp.* ..................................          42,550         746,327
ADE Corp.*+ ...................................          30,000         561,600
Applied Signal Technology, Inc ................           9,300         327,825
Argon State, Inc.* ............................          23,000         815,350
Avocent Corp.* ................................          44,800       1,815,296
CAM Commerce Solutions, Inc.* .................          30,000         508,830
Cash Systems, Inc.* ...........................          19,300         176,402
Catapult Communications Corp.* ................          18,000         434,880
Color Kinetics, Inc.* .........................          40,000         703,200
Corillian Corp.* ..............................          70,000         344,400
CryptoLogic, Inc ..............................          34,000         848,300
Cypress Semiconductor Corp.*+ .................         219,250       2,571,803
Digi International Inc.* ......................          40,000         687,600
Epicor Software Corp.* ........................          31,000         436,790

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 97.0% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Electronic Technology -- 18.5% (Continued)
Essex Corp.* ..................................          30,000   $     607,500
FARO Technologies, Inc.*+ .....................          19,300         601,774
Jupitermedia Corp.* ...........................          30,000         713,400
LaBarge, Inc.* ................................          20,000         254,000
Manchester Technologies, Inc.* ................          30,000         299,700
NovAtel, Inc.*+ ...............................          16,700         741,313
NVE Corp.*+ ...................................           3,200          89,120
Online Resources Corp.* .......................          19,000         144,780
RAE Systems Inc.*+ ............................          50,700         370,110
Sirenza Microdevices, Inc.* ...................         110,000         721,600
Smith Micro Software, Inc.*+ ..................          63,300         566,535
Stratasys, Inc.*+ .............................           6,600         221,496
Teledyne Technologies, Inc.* ..................          89,850       2,644,285
Tyler Technologies, Inc.* .....................          40,500         338,580
United Industrial Corp ........................          14,400         557,856
Video Display Corp.+ ..........................          19,000         242,250
Virage Logic Corp.* ...........................          40,000         742,800
VSE Corp ......................................          13,000         327,210
X-Rite, Inc ...................................          33,800         541,138
                                                                  -------------
                                                                     21,704,050
                                                                  -------------
Communications -- 13.2%
Alamosa Holdings, Inc.*+ ......................         336,350       4,194,284
Harmonic, Inc.* ...............................         144,000       1,200,960
NII Holdings, Inc. - Class B*+ ................          70,150       3,328,618
Novatel Wireless, Inc.* .......................          85,300       1,653,114
SBA Communications Corp. - Class A* ...........         261,800       2,429,504
Sonus Networks, Inc.* .........................         148,650         851,765
UbiquiTel, Inc.* ..............................         271,700       1,934,504
                                                                  -------------
                                                                     15,592,749
                                                                  -------------
Financial Services -- 7.4%
American Physicians Capital, Inc.* ............          18,000         648,360
Five Star Quality Care, Inc.* .................          45,500         385,385
Friedman, Billings, Ramsey Group, Inc .........         128,600       2,493,554
Independence Holding Co .......................          12,300         226,935
Knight Trading Group, Inc.* ...................         174,900       1,915,155
Metris Companies Inc.* ........................         203,500       2,594,625
Texas Pacific Land Trust ......................           3,000         405,150
                                                                  -------------
                                                                      8,669,164
                                                                  -------------
Energy -- 5.7%
Brigham Exploration Company* ..................         107,650         968,850
Grant Prideco, Inc.* ..........................          54,300       1,088,715
InterOil Corp.*+ ..............................          61,150       2,313,916
Key Energy Services, Inc.* ....................         201,200       2,374,160
                                                                  -------------
                                                                      6,745,641
                                                                  -------------

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 97.0% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Commercial/Industrial Services -- 5.2%
Cantel Medical Corp.* .........................          25,000   $     935,500
Crown Holdings, Inc.* .........................         207,058       2,844,977
Perficient, Inc.* .............................          57,000         373,920
Rush Enterprises, Inc.* .......................          29,700         482,031
Veeco Instruments Inc.* .......................          70,900       1,493,863
                                                                  -------------
                                                                      6,130,291
                                                                  -------------
Technology -- 3.2%
InfoSpace, Inc.* ..............................          80,400       3,823,020
                                                                  -------------
Insurance -- 2.3%
Platinum Underwriters Holdings, Ltd ...........          86,150       2,679,265
                                                                  -------------
Basic Materials -- 2.2%
American Vanguard Corp.+ ......................          10,000         367,800
Ceradyne, Inc.*+ ..............................          15,000         858,150
Mod-Pac Corp.* ................................          24,400         311,344
Novamerican Steel, Inc.* ......................           7,000         393,050
The Andersons, Inc ............................          20,000         510,000
Universal Stainless & Alloy Products, Inc.* ...          10,400         154,461
                                                                  -------------
                                                                      2,594,805
                                                                  -------------
Education -- 2.2%
Laureate Education, Inc.* .....................          58,300       2,570,447
                                                                  -------------
Chemicals - Diversified -- 2.1%
FMC Corp.* ....................................          52,150       2,518,845
                                                                  -------------
Consumer Non-Durables -- 2.1%
Deckers Outdoor Corp.*+ .......................          10,000         469,900
Hansen Natural Corp.* .........................          20,000         728,200
Parlux Fragrances, Inc.*+ .....................          30,000         674,400
Rocky Mountain Chocolate Factory, Inc .........          13,700         200,705
Rocky Shoes & Boots, Inc.* ....................           2,500          74,250
True Religion Apparel, Inc.* ..................          35,500         287,550
                                                                  -------------
                                                                      2,435,005
                                                                  -------------
Consumer Durables -- 1.7%
International DisplayWorks, Inc.* .............          19,400         177,510
Keystone Automotive Industries, Inc.* .........           3,800          88,350
Navarre Corp.*+ ...............................          36,100         635,360
PacificNet, Inc.* .............................          26,400         268,224
R&B, Inc.* ....................................          11,000         274,890
The Dixie Group, Inc.* ........................          35,000         590,100
                                                                  -------------
                                                                      2,034,434
                                                                  -------------

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 97.0% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Producer Manufacturing -- 1.6%
Cohesant Technologies, Inc ....................          17,300   $     183,380
Daktronics, Inc.* .............................          19,400         482,866
Juno Lighting, Inc. ...........................           7,900         331,800
Sun Hydraulics Corp. ..........................          24,000         383,280
Titan International, Inc.+ ....................          11,600         175,160
Wolverine Tube, Inc.* .........................          29,700         383,427
                                                                  -------------
                                                                      1,939,913
                                                                  -------------
Consumer Services -- 1.5%
Gaming Partners International Corp.* ..........          29,400         607,110
Monarch Casino & Resort, Inc.* ................          20,600         835,330
Rubio's Restaurants, Inc.* ....................          30,000         363,900
                                                                  -------------
                                                                      1,806,340
                                                                  -------------
Transportation -- 0.8%
Celadon Group, Inc.* ..........................          10,700         238,075
Frozen Food Express Industries, Inc.* .........          26,000         335,400
U.S. Xpress Enterprises, Inc.* ................          12,600         369,180
                                                                  -------------
                                                                        942,655
                                                                  -------------
Semiconductors -- 0.7%
IXYS Corp.* ...................................          81,550         841,596
                                                                  -------------
Miscellaneous -- 0.4%
Competitive Technologies, Inc.*+ ..............          40,000         443,600
                                                                  -------------
Retail Trade -- 0.1%
eCOST.com, Inc.*+ .............................           9,000         143,730
                                                                  -------------

Total Common Stocks ...........................                   $ 114,174,611
                                                                  -------------
Investment Funds -- 21.5%
BBH Securities Lending Fund** .................      25,357,015   $  25,357,015
                                                                  -------------
Total Investment Securities -- 118.5%
(Cost $118,466,643) ...........................                   $ 139,531,626

Liabilities In Excess Of Other Assets -- (18.5%)                    (21,800,799)
                                                                  -------------

Net Assets -- 100.0% ..........................                   $ 117,730,827
                                                                  =============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Value Plus Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
                                                                       Market
Common Stocks -- 95.6%                                   Shares        Value
--------------------------------------------------------------------------------
Banking -- 10.6%
Bank of America ...............................          44,490   $   2,090,585
Citigroup .....................................          56,627       2,728,290
JP Morgan Chase ...............................          61,138       2,384,993
Wells Fargo ...................................          23,635       1,468,915
                                                                  -------------
                                                                      8,672,783
                                                                  -------------
Computers & Information -- 10.4%
Computer Sciences Corp.* ......................          45,130       2,543,978
First Data Corp. ..............................          40,470       1,721,594
Hewlett-Packard ...............................          73,830       1,548,215
International Business Machines ...............          17,920       1,766,554
Lexmark International Group* ..................          12,110       1,029,350
                                                                  -------------
                                                                      8,609,691
                                                                  -------------
Beverage, Food & Tobacco -- 8.8%
Anheuser Busch ................................          29,935       1,518,603
Darden Restaurants ............................          63,135       1,751,364
Diageo PLC - ADR ..............................          22,985       1,330,372
McDonald's ....................................          56,360       1,806,901
Outback Steakhouse, Inc .......................          18,870         863,869
                                                                  -------------
                                                                      7,271,109
                                                                  -------------
Oil & Gas -- 8.5%
Baker Hughes, Inc .............................          19,495         831,852
ChevronTexaco .................................          31,130       1,634,636
ConocoPhillips ................................          21,328       1,851,910
Exxon Mobil ...................................          36,678       1,880,114
Pioneer Natural Resources .....................          23,925         839,768
                                                                  -------------
                                                                      7,038,280
                                                                  -------------
Pharmaceuticals -- 7.3%
Forest Laboratories, Inc.* ....................          18,615         835,069
McKesson Corp. ................................          62,895       1,978,677
Pfizer ........................................          67,520       1,815,613
Watson Pharmaceuticals, Inc.* .................          43,330       1,421,657
                                                                  -------------
                                                                      6,051,016
                                                                  -------------
Retailers -- 6.5%
CVS ...........................................          44,405       2,001,333
Home Depot ....................................          55,295       2,363,309
Kohl's Corp.* .................................          20,030         984,875
                                                                  -------------
                                                                      5,349,517
                                                                  -------------
Financial Services -- 6.0%
Fannie Mae ....................................          18,015       1,282,848
Freddie Mac ...................................          29,260       2,156,462
Lehman Brothers Holdings ......................          17,040       1,490,659
                                                                  -------------
                                                                      4,929,969
                                                                  -------------

Touchstone Strategic Trust
Value Plus Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 95.6% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Industrial - Diversified -- 5.8%
General Electric ..............................          51,575   $   1,882,488
Ingersoll-Rand ................................          11,580         929,874
Tyco International ............................          56,645       2,024,492
                                                                  -------------
                                                                      4,836,854
                                                                  -------------
Media - Broadcasting & Publishing -- 4.6%
Clear Channel Communications, Inc. ............          40,340       1,350,987
Comcast Corp. - Special Class A* ..............          54,995       1,806,036
Viacom, Inc. - Class B ........................          18,170         661,206
                                                                  -------------
                                                                      3,818,229
                                                                  -------------
Telephone Systems -- 3.5%
Alltell .......................................          23,260       1,366,758
SBC Communications ............................          28,020         722,075
Verizon Communications ........................          20,495         830,252
                                                                  -------------
                                                                      2,919,085
                                                                  -------------
Insurance -- 3.1%
Allstate ......................................          28,280       1,462,642
Radian Group, Inc .............................          21,080       1,122,299
                                                                  -------------
                                                                      2,584,941
                                                                  -------------
Building Products -- 2.8%
Masco .........................................          63,155       2,307,052
                                                                  -------------
Heavy Machinery -- 2.7%
Caterpiller ...................................          23,090       2,251,506
                                                                  -------------
Household Products -- 2.5%
Kimberly-Clark ................................          31,340       2,062,485
                                                                  -------------
Electronics -- 2.4%
Analog Devices ................................          18,425         680,251
Intel .........................................          56,615       1,324,225
                                                                  -------------
                                                                      2,004,476
                                                                  -------------
Health Care -- 2.2%
WellPoint, Inc.* ..............................          15,730       1,808,950
                                                                  -------------
Forest Products & Paper -- 1.7%
International Paper Company ...................          33,715       1,416,030
                                                                  -------------
Farm Machinery And Equipment -- 1.7%
Deere & Co. ...................................          18,525       1,378,260
                                                                  -------------
Electric Utilities -- 1.4%
Dominion Resources ............................          16,930       1,146,838
                                                                  -------------
Chemicals -- 1.4%
Du Pont (E.I.) DE Nemours .....................          23,360       1,145,808
                                                                  -------------

Touchstone Strategic Trust
Value Plus Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks -- 95.6% (Continued)                       Shares        Value
--------------------------------------------------------------------------------
Medical Supplies -- 1.0%
Johnson & Johnson .............................          13,600   $     862,512
                                                                  -------------
Metals -- 0.7%
Alcoa .........................................          19,655         617,560
                                                                  -------------
Total Common Stocks -- 95.6%
(Cost $65,439,029) ............................                   $  79,082,951

Other Assets In Excess Of Liabilities -- 4.4% .                       3,679,402
                                                                  -------------

Net Assets -- 100.0% ..........................                   $  82,762,353
                                                                  =============

*  Non-income producing security.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Notes to Portfolios of Investments
December 31, 2004 (Unaudited)
================================================================================
Security Valuation

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

Portfolio Securities Loaned

As of December 31, 2004, the Emerging Growth Fund, Growth Opportunities Fund, Large Cap Growth Fund, Micro Cap Growth Fund and Small Cap Growth Fund loaned common stocks having a fair value of approximately $52,112,381, $6,090,271, $17,439,992, $7,851,642 and $24,691,542 and received collateral of $53,482,764,
$6,303,400 $17,951,404, $7,970,921 and $25,357,015 for the loans, respectively.
All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividend on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase Agreements

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at al times, be equal to or exceed the face amount of the repurchase agreement.

Investment Income

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

Security Transactions

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Touchstone Strategic Trust
Notes to Portfolios of Investments
(Continued)
================================================================================

Federal Tax Information

As of December 31, 2004, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

--------------------------------------------------------------------------------------------------------
                                                               Gross           Gross            Net
                                             Federal         Unrealized      Unrealized      Unrealized
                                             Tax Cost       Appreciation    Depreciation    Appreciation
--------------------------------------------------------------------------------------------------------
Emerging Growth Fund ...................  $ 837,949,169    $ 136,781,197    $ 16,746,199    $120,034,998
Growth Opportunities Fund ..............  $ 112,567,137    $  25,625,764    $ 13,432,754    $ 12,193,010
Large Cap Core Equity Fund .............  $  11,004,283    $   2,621,689    $    491,184    $  2,130,505
Large Cap Growth Fund ..................  $ 271,120,605    $  35,893,988    $  1,434,754    $ 34,459,234
Micro Cap Growth Fund ..................  $  37,699,929    $   7,679,834    $    719,805    $  6,960,029
Small Cap Growth Fund ..................  $ 118,714,990    $  22,645,340    $  1,828,704    $ 20,816,636
Value Plus Fund ........................  $  67,295,952    $  14,356,168    $  2,569,169    $ 11,786,999
--------------------------------------------------------------------------------------------------------

The difference between the book basis cost of securities and the tax basis cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

Risks Associated with Foreign Securities

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Small Capitalization Investing

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust


By: (Signature)* /s/ Jill T. McGruder
                 -----------------------------
Name:  Jill T. McGruder
Title:  President

Date: March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature )* /s/ Terrie A. Weidenheft
                  ---------------------------
Name:  Terrie A. Weidenheft
Title:  Treasurer

Date: March 1, 2005

--------------------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature.